SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2018
Dividend yield	0.00%
Expected volatility	53.10%
Risk-free interest	1.60%
Maximum [Member]
Expected life	6 years
Minimum [Member]
Expected life	4 years 6 months